Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 488,750,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	67,496.38
Total Offset Amount	0.00
Net Fee	$ 53,686.38